Shareholders' Equity (Schedule Of Options To Non-Employees) (Details) (Non-employee Stock Options [Member], USD $)	0 Months Ended				12 Months Ended
	May 14, 2014	Aug. 01, 2013	Feb. 13, 2013	Feb. 16, 2012	Dec. 31, 2014
Non-employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	3,000	150,000	5,000	53,000	211,000
Exercise price per share	$ 3.32	$ 3.08	$ 3.14	$ 3.16
Options exercisable		50,000	2,296	36,493	88,789
Exercisable through	May 2020	August 2019	February 2019	February 2016